Significant events after the reporting period - Additional Information (Detail) - Major ordinary share transactions [member] - TWD ($) shares in Thousands, $ in Thousands		2 Months Ended	3 Months Ended
	Apr. 15, 2025	Mar. 21, 2025	Mar. 31, 2025
Significant Events After The Reporting Period [Line Items]
Repurchase of shares		10,000
Transaction amount for repurchasing shares			$ 321,705
Cancel of treasury stock shares	10,000